Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.97%
Application Software–10.48%
Adobe, Inc.(b)	4,878	$2,808,362
Couchbase, Inc.(b)	69,607	2,165,474
DocuSign, Inc.(b)	10,095	2,598,756
HubSpot, Inc.(b)	4,494	3,038,348
RingCentral, Inc., Class A(b)	9,131	1,985,993
salesforce.com, inc.(b)	14,322	3,884,413
Synopsys, Inc.(b)	9,475	2,836,910
Workday, Inc., Class A(b)	3,752	937,587
		20,255,843
Casinos & Gaming–1.94%
Penn National Gaming, Inc.(b)(c)	51,730	3,748,356
Data Processing & Outsourced Services–8.06%
Adyen N.V. (Netherlands)(b)(d)	565	1,571,017
Mastercard, Inc., Class A	5,927	2,060,699
Payoneer Global, Inc.(b)	284,781	2,434,878
PayPal Holdings, Inc.(b)	19,588	5,096,993
Square, Inc., Class A(b)	18,470	4,429,845
		15,593,432
Health Care Equipment–2.64%
Intuitive Surgical, Inc.(b)	4,011	3,987,536
Shockwave Medical, Inc.(b)	5,430	1,117,928
		5,105,464
Hotels, Resorts & Cruise Lines–1.64%
Booking Holdings, Inc.(b)	1,339	3,178,612
Interactive Home Entertainment–3.68%
Electronic Arts, Inc.	14,042	1,997,474
Sea Ltd., ADR (Taiwan)(b)	16,026	5,107,967
		7,105,441
Interactive Media & Services–15.26%
Alphabet, Inc., Class A(b)	5,700	15,239,064
Facebook, Inc., Class A(b)	32,043	10,875,074
ZoomInfo Technologies, Inc., Class A(b)	55,484	3,395,066
		29,509,204
Internet & Direct Marketing Retail–4.55%
Amazon.com, Inc.(b)	1,648	5,413,746
MercadoLibre, Inc. (Argentina)(b)	2,019	3,390,709
		8,804,455
Internet Services & Infrastructure–2.75%
Cloudflare, Inc., Class A(b)	8,770	987,940
Shopify, Inc., Class A (Canada)(b)	691	936,844
Snowflake, Inc., Class A(b)	4,945	1,495,516
Twilio, Inc., Class A(b)	5,913	1,886,543
		5,306,843
Life Sciences Tools & Services–4.09%
10X Genomics, Inc., Class A(b)	3,318	483,034
Avantor, Inc.(b)	136,881	5,598,433
Shares		Value
Life Sciences Tools & Services–(continued)
IQVIA Holdings, Inc.(b)	7,587	$1,817,390
		7,898,857
Pharmaceuticals–0.67%
Reata Pharmaceuticals, Inc., Class A(b)	12,948	1,302,698
Semiconductor Equipment–8.78%
Applied Materials, Inc.	68,565	8,826,373
ASML Holding N.V., New York Shares (Netherlands)	8,522	6,349,827
KLA Corp.	5,408	1,809,030
		16,985,230
Semiconductors–10.56%
Advanced Micro Devices, Inc.(b)	18,956	1,950,573
Lattice Semiconductor Corp.(b)	32,145	2,078,174
NVIDIA Corp.	55,682	11,535,083
ON Semiconductor Corp.(b)	25,515	1,167,822
QUALCOMM, Inc.	28,582	3,686,506
		20,418,158
Systems Software–19.25%
Crowdstrike Holdings, Inc., Class A(b)	10,645	2,616,328
Darktrace PLC (United Kingdom)(b)	103,636	1,135,848
KnowBe4, Inc., Class A(b)	86,631	1,902,417
Microsoft Corp.	59,279	16,711,936
Palo Alto Networks, Inc.(b)	11,669	5,589,451
ServiceNow, Inc.(b)	9,559	5,948,279
Zscaler, Inc.(b)	12,657	3,318,918
		37,223,177
Technology Hardware, Storage & Peripherals–5.62%
Apple, Inc.	76,838	10,872,577
Total Common Stocks & Other Equity Interests (Cost $107,763,710)		193,308,347
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	270,165	270,165
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	190,008	190,084
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	308,759	308,759
Total Money Market Funds (Cost $769,008)		769,008
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $108,532,718)		194,077,355
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.96%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,140,747	1,140,747

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,660,679	$2,661,744
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,802,491)		3,802,491
TOTAL INVESTMENTS IN SECURITIES–102.33% (Cost $112,335,209)		197,879,846
OTHER ASSETS LESS LIABILITIES—(2.33)%		(4,509,608)
NET ASSETS–100.00%		$193,370,238
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,133,386	$20,154,153	$(21,017,374)	$-	$-	$270,165	$106
Invesco Liquid Assets Portfolio, Institutional Class	617,507	14,395,823	(14,823,307)	26	35	190,084	52
Invesco Treasury Portfolio, Institutional Class	1,295,298	23,033,318	(24,019,857)	-	-	308,759	43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	684,163	17,486,107	(17,029,523)	-	-	1,140,747	103*
Invesco Private Prime Fund	1,026,245	33,596,357	(31,961,015)	-	157	2,661,744	1,306*
Total	$4,756,599	$108,665,758	$(108,851,076)	$26	$192	$4,571,499	$1,610

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$190,601,482	$2,706,865	$—	$193,308,347
Money Market Funds	769,008	3,802,491	—	4,571,499
Total Investments	$191,370,490	$6,509,356	$—	$197,879,846
Invesco V.I. Technology Fund